Principal Accounting Policies (Investment in Affiliated Companies) (Narrative) (Details) (CNY)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Impairment losses on equity method investments	0	7,500,000	5,600,000